Long term loans (Details) $ in Thousands				1 Months Ended			12 Months Ended
	Aug. 09, 2024 USD ($) item	Jun. 21, 2024 USD ($) item	Jun. 12, 2024 item	Aug. 31, 2024 USD ($) item	Jul. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) item	Dec. 31, 2024 USD ($)
Long term loans
Current portion of long-term loans							$ 16,658
Interest expense							$ 521
Agreements 1
Long term loans
Term of loan			18 months
Interest rate			2.75%
Number of bitcoins pledged | item			330			330
Loan-to-value ratio			68.00%
Minimum percentage of loan to fair market value of bitcoins pledged			70.00%
Fair value of bitcoin pledged						$ 21,041
Net proceeds received					$ 2,767
Fair value of loan						11,248
Agreements 1 | Tether
Long term loans
Amount of loan						14,308,156
Net proceeds received					2,769,869	11,252,124
Issuance cost					$ 107,548	$ 178,615
Agreement 2
Long term loans
Term of loan		18 months
Interest rate		6.75%
Number of bitcoins pledged | item		200				200
Loan-to-value ratio		80.00%
Fair value of bitcoin pledged						$ 12,370
Amount of loan		$ 8,041				8,041
Net proceeds received						7,920
Issuance cost						$ 121
Agreement 3
Long term loans
Term of loan	18 months
Interest rate	5.00%
Number of bitcoins pledged | item	70			70
Minimum percentage of loan to fair market value of bitcoins pledged	50.00%
Fair value of bitcoin pledged				$ 4,117
Amount of loan	$ 2,058			2,058
Net proceeds received				2,017
Issuance cost				$ 41